Document and Entity Information Document	Oct. 02, 2026
Written Communications	false
Title of 12(b) Security	5.375% Series A Preferred Stock, Cumulative, No Par Value (Liquidation Value $25 Per Share)
Amendment Flag	false
Entity File Number	1-34360
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Registrant Name	Entergy Texas, Inc.
Entity Tax Identification Number	61-1435798
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	2107 Research Forest Drive
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77380
City Area Code	409
Local Phone Number	981-2000
Central Index Key	0001427437
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Trading Symbol	ETI/PR
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false